Argentina's Hyperinflationary Economy - Effects of Hyperinflation on Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	$ 270,380		$ (1,032)
Translation difference	110,635	$ (6,714)	58,934
Assets [Abstract]
Inventories	339,398	246,089
TOTAL CURRENT ASSETS	6,383,986	4,545,421
Investments accounted for using the equity method	2,596	2,747	1,770
Intangible assets other than goodwill	5,827,289	3,682,479	1,810,158
Goodwill	1,205,570	713,175
Property, plant and equipment	8,686,827	8,092,467
TOTAL NON-CURRENT ASSETS	21,012,370	15,623,570
TOTAL ASSETS	27,396,356	20,168,991
LIABILITIES
Deferred tax liabilities	546,070	455,311
Non-Current Liabilities	8,913,700	6,956,148
TOTAL LIABILITIES	18,564,456	11,890,484
EQUITY
Equity attributable to the owners of the parent	6,724,008	6,480,471
Non-controlling interests	2,107,892	1,798,036
TOTAL EQUITY	8,831,900	8,278,507	$ 7,879,739		$ 11,532,343
TOTAL LIABILITIES AND EQUITY	27,396,356	$ 20,168,991
Argentina | Inventory [Member]
Assets [Abstract]
Inventories	5,074			$ 5,861
Argentina | Current Assets [Member]
Assets [Abstract]
TOTAL CURRENT ASSETS	5,074			5,861
Argentina | Investments accounted for using equity method [member]
Assets [Abstract]
Investments accounted for using the equity method	388			512
Argentina | Intangible assets other than goodwill [member]
Assets [Abstract]
Intangible assets other than goodwill	8,185			8,163
Argentina | Goodwill [member]
Assets [Abstract]
Goodwill	23,435			29,432
Argentina | Property, plant and equipment [member]
Assets [Abstract]
Property, plant and equipment	1,175,374			1,219,598
Argentina | Noncurrent Assets [Member]
Assets [Abstract]
TOTAL NON-CURRENT ASSETS	1,207,382			1,257,705
Argentina | IFRS Assets [Member]
Assets [Abstract]
TOTAL ASSETS	1,212,456			1,263,566
Argentina | IFRS Deferred Tax Liabilities [Member]
LIABILITIES
Deferred tax liabilities	265,047			302,459
Argentina | IFRS Non Current Liabilities [Member]
LIABILITIES
Non-Current Liabilities	265,047			302,459
Argentina | IFRS Liabilities [Member]
LIABILITIES
TOTAL LIABILITIES	265,047			302,459
Argentina | Equity Attributable to Shareholders of Enel Americas [Member]
EQUITY
Equity attributable to the owners of the parent	664,005			668,693
Argentina | Non-Controlling Interests [Member]
EQUITY
Non-controlling interests	283,404			292,414
Argentina | Total Equity [Member]
EQUITY
TOTAL EQUITY	947,409			961,107
Argentina | Equity And Liabilities [Member]
EQUITY
TOTAL LIABILITIES AND EQUITY	1,212,456			$ 1,263,566
IAS 29 [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	270,380
IAS 29 [Member] | Argentina | Inventory [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	2,099
IAS 29 [Member] | Argentina | Current Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	2,099
IAS 29 [Member] | Argentina | Investments accounted for using equity method [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	128
IAS 29 [Member] | Argentina | Intangible assets other than goodwill [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	4,042
IAS 29 [Member] | Argentina | Goodwill [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	8,495
IAS 29 [Member] | Argentina | Property, plant and equipment [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	556,270
IAS 29 [Member] | Argentina | Noncurrent Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	568,935
IAS 29 [Member] | Argentina | IFRS Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	571,034
IAS 29 [Member] | Argentina | IFRS Deferred Tax Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	111,518
IAS 29 [Member] | Argentina | IFRS Non Current Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	111,518
IAS 29 [Member] | Argentina | IFRS Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Hyperinflation effects during period	111,518
IAS 29 [Member] | Argentina | Equity Attributable to Shareholders of Enel Americas [Member]
EQUITY
Equity attributable to the owners of the parent	324,542
IAS 29 [Member] | Argentina | Non-Controlling Interests [Member]
EQUITY
Non-controlling interests	134,974
IAS 29 [Member] | Argentina | Total Equity [Member]
EQUITY
TOTAL EQUITY	459,516
IAS 29 [Member] | Argentina | Equity And Liabilities [Member]
EQUITY
TOTAL LIABILITIES AND EQUITY	571,034
IAS 21 [Member] | Argentina | Inventory [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(2,886)
IAS 21 [Member] | Argentina | Current Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(2,886)
IAS 21 [Member] | Argentina | Investments accounted for using equity method [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(252)
IAS 21 [Member] | Argentina | Intangible assets other than goodwill [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(4,020)
IAS 21 [Member] | Argentina | Goodwill [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(14,492)
IAS 21 [Member] | Argentina | Property, plant and equipment [member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(600,494)
IAS 21 [Member] | Argentina | Noncurrent Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(619,258)
IAS 21 [Member] | Argentina | IFRS Assets [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(622,144)
IAS 21 [Member] | Argentina | IFRS Deferred Tax Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(148,930)
IAS 21 [Member] | Argentina | IFRS Non Current Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(148,930)
IAS 21 [Member] | Argentina | IFRS Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(148,930)
IAS 21 [Member] | Argentina | Equity Attributable to Shareholders of Enel Americas [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(329,230)
IAS 21 [Member] | Argentina | Non-Controlling Interests [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(143,984)
IAS 21 [Member] | Argentina | Total Equity [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	(473,214)
IAS 21 [Member] | Argentina | Equity And Liabilities [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Translation difference	$ (622,144)